Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Exercised (in shares)		(2,097,750)	(10,571,200)
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)		$ 145	$ 66,014
Stock options
Number of options
Outstanding at beginning of the year (in shares)	266,047,366
Forfeited (in shares)	(42,114,713)
Exercised (in shares)	0
Outstanding at end of the year (in shares)	223,932,653	266,047,366
Options exercisable on end of the year (in shares)	212,595,852
Expected to vest (in shares)	223,932,653
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.03
Forfeited (in dollars per share)	0.0002
Outstanding at end of the year (in dollars per share)	0.03	$ 0.03
Options exercisable on end of the year (in dollars per share)	0.04
Expected to vest (in dollars per share)	$ 0.03
Weighted average remaining contractual term
Outstanding Weighted average remaining contractual term (in years)	3 years 4 months 20 days	4 years 11 months 4 days
Options exercisable on end of the year (in years)	3 years 2 months 12 days
Vested or expected to vest (in years)	3 years 4 months 20 days
Aggregate intrinsic value
Outstanding Aggregate intrinsic value (in dollars)		$ 9,554
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.04
Granted (in dollars per share)	0.01	$ 0.03
Forfeited (in dollars per share)	0.04
Outstanding at end of the year (in dollars per share)	0.05	$ 0.04
Options exercisable (in dollars per share)	0.04
Vested or expected to vest (in dollars per share)	$ 0.05
Unrecognized compensation cost related to non-vested stock options	$ 185,753
Weighted-average recognition period for unrecognized compensation cost	1 year 1 month 6 days
Share-based compensation expense	$ 704,462	$ 1,354,233	$ 2,359,228